Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
Central Index Key	0000803951
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Apr. 01, 2016
Class A Prospectus | General Money Market Fund Inc | Class A
Prospectus:
Trading Symbol	GMMXX
Class A Prospectus | General Government Securities Money Market Fund | Class A
Prospectus:
Trading Symbol	GGSXX
Class A Prospectus | General Treasury Prime Money Market Fund | Class A
Prospectus:
Trading Symbol	GTAXX
Class A Prospectus | General Municipal Money Market Funds, Inc. | General Municipal Money Market Fund - Class A
Prospectus:
Trading Symbol	GTMXX
Class A Prospectus | General California Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GCAXX
Class A Prospectus | General New York AMT-Free Municipal Money Market Fund | Class A
Prospectus:
Trading Symbol	GNMXX
Class B Prospectus | General Money Market Fund Inc | Class B
Prospectus:
Trading Symbol	GMBXX
Class B Prospectus | General Government Securities Money Market Fund | Class B
Prospectus:
Trading Symbol	GSBXX
Class B Prospectus | General Treasury Prime Money Market Fund | Class B
Prospectus:
Trading Symbol	GTBXX
Class B Prospectus | General Municipal Money Market Funds, Inc. | General Municipal Money Market Fund - Class B
Prospectus:
Trading Symbol	GBMXX
Class B Prospectus | General California Municipal Money Market Fund | Class B
Prospectus:
Trading Symbol	GENXX
Class B Prospectus | General New York AMT-Free Municipal Money Market Fund | Class B
Prospectus:
Trading Symbol	GNYXX